Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone: (215) 564-8099

January 19, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	Delaware Group Adviser Funds (the “Registrant”)
SEC File Nos. 033-67490 and 811-07972
Rule 497(e) filing

Ladies and Gentlemen:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 3 risk/return summary disclosure that was included in the supplement relating to the Class A, Class B, Class C and Class R prospectus dated February 28, 2011, for Delaware Diversified Income Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 12, 2011 (Accession No. 0001496688-11-000294) pursuant to Rule 497(e) under the 1933 Act.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Kathryn Williams Bruce G. Leto